General (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Incorporation		Jul. 17, 2014
Name Change to Totally Hemp crazy	Jul. 17, 2014	Oct. 23, 2014
Name Change to Rocky Mountain High Brands, Inc.	Oct. 23, 2015
Acquired assets of BFIT Brands LLC	Jul. 25, 2018